SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 20:-        SEGMENT REPORTING

a.	General:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Company's chief operating decision-maker (CODM) in deciding how to allocate resources and assess performance. The Company's CODM is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating loss.

b.	The CODM evaluates the financial information under two reportable segments in accordance with ASC 280. The Company's operating segments are as follows:

1.
Professional Aesthetic Devices (PAD), in which the Company engaged in research, development marketing and sales of aesthetic medical equipment for the treatment of body and face for dermatologists, plastic surgeons and other qualified practitioners worldwide (professional market).

2.
Emerging Business Units (EBU), includes Syneron Beauty, RBT, Light Instruments and Fluorinex products. The Company provides these products in various countries throughout North America, Europe, Israel and Asia Pacific.

c.	Financial data relating to reportable operating segments:

The following financial information is the information that management uses for analyzing its results. The Company presents the segment information based on its reporting business units.

Segment operating loss is defined as loss from operations. Expenses included in segment operating loss consist principally of cost of revenues, selling and marketing costs, general and administrative costs and research and development costs.

The tables below present financial information for the Company's two reportable segments:

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

	Year ended December 31, 2010
	PAD	EBU	Total

Revenues from external customers	$185,601	$3,927	$189,528
Operating loss	(26,537)	(6,865)	(33,402)
Financial income (expenses), net	813	(96)	717
Other income	240	-	240
Loss before taxes on income	(25,484)	(6,961)	(32,445)
Segment goodwill	8,206	10,373	18,579
Segment identifiable assets	$350,904	$3,793	$354,697

d.	Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2012, 2011 and 2010. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2012		2011		2010
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$93,247	$3,467	$78,525	$1,924	$66,123	$1,808
Europe and Middle East (excluding Israel)	86,436	399	78,182	345	58,348	145
Asia Pacific	41,423	95	30,489	122	25,888	48
Japan	30,816	17	29,572	22	27,604	24
Israel	3,924	2,170	5,050	1,742	1,318	2,004
Others	7,776	-	6,503	-	10,247	-

	$263,622	$6,148	$228,321	$4,155	$189,528	$4,029

e.	Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2012, 2011 and 2010.